Cover Page	12 Months Ended
Dec. 31, 2024
Document Information [Line Items]
Document Type	POS AM
Amendment Flag	true
Entity Registrant Name	Tectonic Therapeutic, Inc.
Entity Central Index Key	0001681087
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Small Business	true
Entity Tax Identification Number	81-0710585
Entity Address, Address Line One	490 Arsenal Way
Entity Address, Address Line Two	Suite 210
Entity Address, City or Town	Watertown
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02472
City Area Code	339
Local Phone Number	666-3320
Entity Incorporation, State or Country Code	DE
Entity Primary SIC Number	2836
Amendment Description	This Post-Effective Amendment No. 1 (this “Post-Effective Amendment No. 1”) to the Registration Statement on Form S-1 (File No. 333-280909) (the “Registration Statement”), as originally declared effective by the U.S. Securities and Exchange Commission (the “SEC”) on July 30, 2024, is being filed to (i) include information contained in the registrant’s Annual Report on Form 10-K for the fiscal year ended December 31, 2024, which was filed with the SEC on March 20, 2025 (the “Annual Report”) and (ii) update certain other information in the Registration Statement. The information included in this filing amends the Registration Statement and the prospectus contained therein. No additional securities are being registered under this Post-Effective Amendment No. 1. All applicable registration fees were paid at the time of the original filing of the Registration Statement on July 19, 2024.
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	490 Arsenal Way
Entity Address, Address Line Two	Suite 210
Entity Address, City or Town	Watertown
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02472
City Area Code	339
Local Phone Number	666-3320
Contact Personnel Name	Daniel Lochner